income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ (55)	$ 72	$ 46	$ 113
Adjustments recognized in the current period for income taxes of prior periods	(18)	(6)	(23)	(6)
Pillar Two global minimum tax			1	1
Impairment of goodwill	107		107
(Non-taxable) non-deductible amounts, net	4	4	3	(7)
Withholding and other taxes	10	12	19	19
Losses not recognized	2	2	3	3
Foreign tax differential	(2)	(2)	(3)	(3)
Other	(1)	(3)	1
Income tax expense per Consolidated statements of income and other comprehensive income	$ 47	$ 79	$ 154	$ 120
Reconciliation of effective tax rate (as a percent)
Income taxes computed at applicable statutory rates (as a percent)	27.80%	23.80%	21.90%	23.50%
Adjustments recognized in the current period for income taxes of prior periods (as a percent)	9.10%	(2.00%)	(11.00%)	(1.20%)
Pillar Two global minimum tax (as a percent)			0.50%	0.20%
Impairment of goodwill (as percent)	(53.90%)		51.00%
(Non-taxable) non-deductible amounts, net (as a percent)	(2.00%)	1.30%	1.40%	(1.60%)
Withholding and other taxes (as percent)	(5.10%)	4.00%	9.00%	4.00%
Losses not recognized (as percent)	(1.00%)	0.70%	1.40%	0.60%
Foreign tax differential (as percent)	1.00%	(0.70%)	(1.40%)	(0.60%)
Other (as a percent)	0.40%	(0.80%)	0.50%
Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	(23.70%)	26.30%	73.30%	24.90%